                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended 06/30/2007

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Johnson Illington Advisors LLC
Address:   677 Broadway
           Albany, NY 12207

Form 13F File Number: 28-11456

The Institutional Investment Manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne McKnight
Title:   Chief Compliance Officer
Phone:   518-641-6858


Signature, Place, and Date of Signing:


Dianne McKnight                     Albany  NY                   8/07/2007
---------------------------------   --------------------------   ---------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check if no holdings reported are in this report, and all holdings are reported in this report and a portion are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number   Name

     28-11456               -------------------------------------

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           53

Form 13F Information Table Value Total:      131,207
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

     01    28 -
                ---------------   ----------------------------------
     02    28 -
                ---------------   ----------------------------------
     03    28 -
                ---------------   ----------------------------------

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
QUANTITY     CUSIP                 ISSUER               SYMBOL    PRICE     MARKET VALUE    CLASS   DISCRETION   VOTING AUTORITY
--------------------------------------------------------------------------------------------------------------------------------
  62,015   00817Y108   AETNA U S HEALTHCARE             AET      $ 49.40   $   3,063,541   COMMON      SOLE          PARTIAL
  25,610   20039103    Alltel Corp                      AT       $ 67.55   $   1,729,956   COMMON      SOLE          PARTIAL
  48,898   25816109    AMERICAN EXPRESS CO              AXP      $ 61.18   $   2,991,580   COMMON      SOLE          PARTIAL
   24337   26874107    American Intl Group Inc          AIG      $ 70.03   $   1,704,320   COMMON      SOLE          PARTIAL
  49,651   60505104    BANK OF AMERICA                  BAC      $ 48.89   $   2,427,437   COMMON      SOLE          PARTIAL
  41,805   67383109    BARD, C R INC                    BCR      $ 82.63   $   3,454,347   COMMON      SOLE          PARTIAL
  89,125   17275R102   CISCO SYS INC                    CSCO     $ 27.85   $   2,482,131   COMMON      SOLE          PARTIAL
  79,697   172967101   CITIGROUP INC.                   C        $ 51.29   $   4,087,659   COMMON      SOLE          PARTIAL
  60,068   194162103   COLGATE PALMOLIVE CO             CL       $ 64.85   $   3,895,410   COMMON      SOLE          PARTIAL
  36,914   20825C104   CONOCOPHILLIPS COM               COP      $ 78.50   $   2,897,749   COMMON      SOLE          PARTIAL
  60,395   126650100   CVS CORP                         CVS      $ 36.45   $   2,201,398   COMMON      SOLE          PARTIAL
  51,765   237194105   DARDEN RESTAURANTS IN            DRI      $ 43.99   $   2,277,142   COMMON      SOLE          PARTIAL
  98,501   26441C105   DUKE ENERGY CORP                 DUK      $ 18.30   $   1,802,568   COMMON      SOLE          PARTIAL
  57,481   30231G102   EXXON CORPORATION                XOM      $ 83.88   $   4,821,506   COMMON      SOLE          PARTIAL
  31,518   354613101   FRANKLIN RES INC COM             BEN      $132.47   $   4,175,189   COMMON      SOLE          PARTIAL
  37,497   369550108   GENERAL DYNAMICS CORP            GD       $ 78.22   $   2,933,015   COMMON      SOLE          PARTIAL
  80,521   369604103   GENERAL ELEC CO                  GE       $ 38.28   $   3,082,344   COMMON      SOLE          PARTIAL
  29,815   416515104   HARTFORD FINL SVCS GR            HIG      $ 98.51   $   2,937,076   COMMON      SOLE          PARTIAL
  32,713   459200101   INTERNATIONAL BUSINES            IBM      $105.25   $   3,443,043   COMMON      SOLE          PARTIAL
    1092   464287440   IShares 7-10 Yr Treas            IEF      $ 81.09   $      88,550     ETF       SOLE          PARTIAL
   58190   464287242   IShares GS Corp Bond Fund        LQD      $104.58   $   6,085,510     ETF       SOLE          PARTIAL
     150   464288661   Ishares Lehman 3-7 year Trea     IEI      $ 99.58   $      14,937     ETF       SOLE          PARTIAL
    3277   464288661   IShares Lehman AGG FD            AGG      $ 98.36   $     322,326     ETF       SOLE          PARTIAL
   77745   416515104   iShares MSCI EAFE Fd             EFA      $ 80.77   $   6,279,464     ETF       SOLE          PARTIAL
    6965   464287457   I Shares TR 1-3 YR Treas Index   SHY      $ 80.16   $     558,314     ETF       SOLE          PARTIAL
  68,900   464287713   ISHARES TR DOW JONES             IYZ      $ 33.71   $   2,322,619     ETF       SOLE          PARTIAL
  45,573   464287655   ISHARES TR RSSLL 2000            IWM      $ 82.96   $   3,780,736     ETF       SOLE          PARTIAL
   29040   532791100   Lincare Hldgs Inc                LNCR     $ 39.85   $   1,157,244   COMMON      SOLE          PARTIAL
  44,970   580645109   MCGRAW-HILL COMPANIES            MHP      $ 68.08   $   3,061,558   COMMON      SOLE          PARTIAL

  66,804   594918104   MICROSOFT CORP                   MSFT     $ 29.47   $   1,968,714   COMMON      SOLE          PARTIAL
  62,730   713448108   PEPSICO INC                      PEP      $ 64.85   $   4,068,041   COMMON      SOLE          PARTIAL
  45,857   78462F103   SPDR TR UNIT SER 1               SPY      $150.43   $   6,898,269     ETF       SOLE          PARTIAL
   10919   464287309   S&P 500 Growth Index             IVW      $ 68.68   $     749,917     ETF       SOLE          PARTIAL
    4953   464287408   S&P 500 Value Index              IVE      $ 81.70   $     404,660     ETF       SOLE          PARTIAL
    1775   81369Y308   S&P Consumer Staples SPDR        XLP      $ 27.05   $      48,014     ETF       SOLE          PARTIAL
    1640   81369Y209   S&P Healthcare Sector SPDR       XLV      $ 35.31   $      57,908     ETF       SOLE          PARTIAL
    1470   464287606   S&P MIDCAP 400 Growth Index      IJK      $ 90.14   $     132,506     ETF       SOLE          PARTIAL
     810   464287705   S&P MIDCAP 400 Value Index       IJJ      $ 86.61   $      70,154     ETF       SOLE          PARTIAL
   92281   595635103   S&P Midcap SPDR                  MDY      $162.95   $  15,037,189     ETF       SOLE          PARTIAL
     481   464287887   S&P SMALL CAP 600 Growth Index   IJT      $141.44   $      68,033     ETF       SOLE          PARTIAL
    3226   464287804   S&P Small Cap 600 Index          IJR      $ 71.10   $     229,369     ETF       SOLE          PARTIAL
     462   464287879   S&P SMALL CAP 600 Value Index    IJS      $ 79.40   $      36,683     ETF       SOLE          PARTIAL
    1535   81369Y407   Sector SPDR Consumer Discretio   XLY      $ 39.33   $      60,372     ETF       SOLE          PARTIAL
    2680   81369y506   Sector SPDR Energy               XLE      $ 68.99   $     184,893     ETF       SOLE          PARTIAL
    3360   81369Y605   Sector SPDR Financial            XLF      $ 36.18   $     121,565     ETF       SOLE          PARTIAL
    4920   81369Y605   Sector SPDR Industrial           XLI      $ 39.04   $     192,077     ETF       SOLE          PARTIAL
  84,174   81369Y704   SECTOR SPDR TR SH BEN            XLU      $ 39.58   $   3,331,607     ETF       SOLE          PARTIAL
 134,640   81369Y803   SECTOR SPDR TR SH BN             XLK      $ 25.60   $   3,446,784     ETF       SOLE          PARTIAL
  61,850   81369Y100   SECTOR SPDR TR SHS BE            XLB      $ 40.50   $   2,504,925     ETF       SOLE          PARTIAL
  84,854   855030102   STAPLES INC                      SPLS     $ 23.73   $   2,013,585   COMMON      SOLE          PARTIAL
  46,434   86764P109   SUNOCO INC                       SUN      $ 79.68   $   3,699,861   COMMON      SOLE          PARTIAL
  76,571   913017109   UNITED TECHNOLOGIES C            UTX      $ 70.93   $   5,431,181   COMMON      SOLE          PARTIAL
   25255   97381W104   Windstream Corp Com              WIN      $ 14.76   $     372,764   COMMON      SOLE          PARTIAL

                                                                           $ 131,207,739